Simplify Intermediate Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 110.1%
U.S. Treasury Bill, 4.49%, 4/1/2025 (a) ........................................ $ 17,100,000 $ 17,100,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... 78,300,000 78,216,953
U.S. Treasury Bill, 4.31%, 6/17/2025 (a) ....................................... 18,100,000 17,938,757
U.S. Treasury Bill, 4.29%, 7/8/2025 (a) ........................................ 41,950,000 41,472,084
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 17,700,000 17,454,872
Total U.S. Treasury Bills (Cost $172,181,466) ....................................... 172,182,666
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(b)
(Cost $276,590) ......................................................... 276,590 276,590
Total Investments – 110.3%
(Cost $172,458,056) ........................................................... $ 172,459,256
Liabilities in Excess of Other Assets – (10.3)% ........................................ (16,090,285)
Net Assets – 100.0% ............................................................ $ 156,368,971
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2025.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 4,275 $ 475,460,156 6/18/25 $ 4,702,755
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 110.1%
Money Market Funds .......................................................................... 0.2%
Total Investments ............................................................................. 110.3%
Liabilities in Excess of Other Assets ............................................................... (10.3)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.